INCOME TAXES - (Disclosure of temporary differences, unused tax credits and tax losses) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 1,838,000	$ 753,000
Property equipment and other [Member] | No expiry date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	354,000	1,820,000
Non-Capital losses [Member] | 2038 to 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax credits and unused tax losses	$ 9,441,000	$ 4,529,000